Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Borrowings [Abstract]
2021	¥ 778,008
2022	560,085
2023	664,173
2024	618,905
2025	1,026,748
2026 and thereafter	4,073,022
Subtotal	7,720,941	¥ 7,891,271
Trading balances of secured borrowings	54,724	24,498
Total	¥ 7,775,665	¥ 7,915,769